Shareholder Fees {- Fidelity Emerging Markets Fund}	Dec. 30, 2021 USD ($)
10.31 Targeted International Funds Retail Combo PRO-21 | Fidelity Emerging Markets Fund
Shareholder Fees:
(fees paid directly from your investment)	none